INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Note - 7 INCOME TAXES

NOTE 7 - INCOME TAXES

The following table sets forth the components of the Company’s income tax expense (benefit) for the years ended December 31, 2020 and 2019:

Current:	2020	2019
Federal State and local	$—	$—
Total Current	$—	$—
Deferred:
Federal State and local benefit	$(1,705,046)	$(2,945,915)
Net operating loss, net of state tax effect	(60,546)	(107,011)
Meals and entertainment	4,459	4,506
Stock based expenses	87,706	124,124
Impairment	567,629	199,473
Amortization	153,497	182,411
Derivative expense	239,468	-
Other	-	61,472
Change in allowance	712,833	2,480,939
Total Benefit	$—	$—

The following table sets forth a reconciliation of the Company’s income tax expense (benefit) as the federal statutory rate to recorded income tax expense (benefit) for the years ended December 31, 2020 and 2019:

	2020	2019
Income tax at Federal statutory rate	21%	21%
Change in valuation allowance	(21)%	(21)%
Stock based compensation	(0)%	(0)%
Net operating loss, net of state tax effect	(1)%	(1)%
Other	(1)%	(1)%
Total	—	—

The following table sets forth the components of the Company’s deferred income taxes as of December 31, 2020 and 2019:

Current deferred tax assets (liabilities):	2020	2019
Valuation allowance	$—	$—
Total current deferred tax asset (liability)	$—	$—

Noncurrent deferred tax assets (liabilities):
Derivative (gain) expense	$1,330,683	$1,570,151
Intangible assets amortization	956,355	802,857
Net operating loss carry forwards	2,752,287	2,140,224
Stock base compensation	1,743,527	1,655,821
Other	99,034	—
Less; Valuation allowance	$(6,881,886)	$(6,169,052)
Total noncurrent deferred tax asset (liability)	—	—

Total deferred tax asset (liability)	$—	$—

The Company has approximately $13,100,000 and $10,000,000 of net operating loss carry forwards as of December 31, 2020 and 2019, respectively, which expire in varying amounts, if unused. Because of the change in ownership of more than 50% of the Company in accordance with Section 382 of the IRS Code, these net operating loss carry forwards may be significantly limited to use in future periods.